Earnings (Loss) Per Share - Schedule of Antidilutive Securities Excluded from Computation of Earnings per Share (Details) - Heliogen, Inc. [Member] - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Stock options [Member]
Schedule of Antidilutive Securities Excluded from Computation of Earnings per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	136,351	184,254	162,927	204,394
Shares issuable under the employee stock purchase plan [Member]
Schedule of Antidilutive Securities Excluded from Computation of Earnings per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	11,225	10,149		11,371
Unvested restricted stock units [Member]
Schedule of Antidilutive Securities Excluded from Computation of Earnings per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	362,591	278,242	89,860	339,287
Warrant [Member] | Unvested warrants [Member]
Schedule of Antidilutive Securities Excluded from Computation of Earnings per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	63,037	64,530		59,540
Warrant [Member] | Vested warrants [Member]
Schedule of Antidilutive Securities Excluded from Computation of Earnings per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	244,762	244,762	244,762	244,762